Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies (Textual)
Income tax benefit, percentage	50.00%
Amortization	$ 37,694
Severance expenses	$ 40,568	44,511	$ 39,194
Severance pay, percentage	8.33%
Allowance for doubtful accounts amounted	$ 2,720	$ 0
Warrants [Member]
Significant Accounting Policies (Textual)
Anti-dilutive total number of shares outstanding diluted loss per share	4,879,701	2,834,410	2,542,262
Stock Options [Member]
Significant Accounting Policies (Textual)
Anti-dilutive total number of shares outstanding diluted loss per share	1,429,713	836,514	1,021,917